OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2016
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
8.	OTHER NON-CURRENT ASSETS

All figures in USD ‘000	2016	2015
Fixture, Furniture and Equipment	338	474
Long term deposit (Restricted Cash)	10,149	10,000
Total as of December 31,	10,487	10,474

The Long-Term Deposit relates to the Company transferring cash to a restricted account in accordance with the deferred compensation agreement for Herbjørn Hansson, the Chairman, President and CEO, described in Note 7.